Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2022
Key Management Personnel Compensation [abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION

19. KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2022	2021	2020

Short-term employee benefits	1,641,015	1,891,777	1,549,861
Post-employment benefits	44,121	45,180	48,947
Long-term benefits	6,711	(110,285)	20,528
Termination benefits	-	1,000,000	-
Share-based payments	998,164	1,950,565	-
	2,690,011	4,777,237	1,619,336